OTHER NON-CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Long-term Liabilities Disclosure [Abstract]
Deferred tax liability (see note 8)	$ 7,126	$ 5,545	$ 3,744
Deferred tax liabilities, net	7,023	5,295
Guarantee (see note 24)	8,275	0
Deferred credits from capital lease transactions	14,774	15,399
Other long-term liabilities	30,175	20,694
Deferred credits from capital lease transactions:
Deferred credits from capital lease transactions	24,691	24,691
Less: Accumulated amortization	(9,292)	(8,667)
Deferred credits from capital lease transactions	15,399	16,024
Current	625	625
Non-current	14,774	15,399
Deferred credits from capital lease transactions, amortization expense	$ 600	$ 600	$ 600